Intangible assets	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

Note 5. Intangible assets

Intangible assets consist of both finite-lived and indefinite-lived assets. The following is a summary of our intangible assets as of December 31, 2013 and 2012:

	2013			2012
(In thousands)	Weighted average remaining life		Amount	Weighted average remaining life		Amount

Finite-lived assets:
Favorable leasehold interests—hotels, restaurants, offices	31 years		$8,320	32 years		$8,320
Franchise agreements, management contracts and other	7 years		18,015	8 years		17,912
Returns membership list	—	(1)	3,200	—	(1)	3,200
Accumulated amortization			(19,483)			(17,953)

Total finite—lived assets			10,052			11,479

Indefinite-lived assets:
Trademarks—La Quinta			169,434			169,434

Total			$179,486			$180,913

(1)	As of December 31, 2013 and 2012 the Returns membership list has been fully amortized.

	For the years ended December 31,
(In thousands)	2013	2012	2011

Amortization expense related to intangible assets:
Depreciation and amortization expense	$1,210	$1,287	$1,372
Direct lodging operations	320	321	327

Total amortization expense	$1,530	$1,608	$1,699

As of December 31, 2013, estimated amortization expense related to intangible assets for the years ending December 31 is as follows (in thousands):

2014	$1,335
2015	1,153
2016	936
2017	863
2018	751
Thereafter	5,014

$10,052

The accumulated amortization and related amortization expense described above do not include the impact of unfavorable leasehold interests which are reflected within other non-current liabilities in the accompanying combined balance sheets. For the year ended December 31, 2013, approximately $0.9 million and for the years ended 2012 and 2011, approximately $1.0 million of amortization expense, related to unfavorable leasehold interests, was reported as a reduction of depreciation and amortization expenses in the accompanying combined statements of operations.